Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	Collaborative Investment Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001719812
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 29, 2024
Prospectus Date	rr_ProspectusDate	Aug. 16, 2023
Goose Hollow Multi-Strategy Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOOSE HOLLOW MULTI-STRATEGY INCOME ETF

Ticker Symbol: GHMS

Primary Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

(a series of the Collaborative Investment Series Trust)

Supplement dated May 29, 2024 to the Prospectus,

Statement of Additional Information (“SAI”) and Summary Prospectus dated August 16, 2023, as Supplemented.

Effective immediately, dividends from net investment income, if any, are declared and paid semi-annually by the Goose Hollow Multi-Strategy Income ETF (the “Fund”). Accordingly, the Prospectus, SAI and Summary Prospectus of the Fund are hereby revised as described below.

The first sentence of the second paragraph under the “Dividends, Other Distribution and Taxes” heading on page 24 of the prospectus is revised to the following:

Ordinarily, dividends from net investment income, if any, are declared and paid semi-annually by the Goose Hollow Multi-Strategy Income ETF and annually by the Goose Hollow Enhanced Equity ETF.

The first sentence of the first paragraph under the “Taxes on Distributions” heading on page 25 of the prospectus is revised to the following:

As stated above, dividends from net investment income, if any, ordinarily are declared and paid semi-annually by the Goose Hollow Multi-Strategy Income ETF and annually by the Goose Hollow Enhanced Equity ETF.

* * * * *

You should read this Supplement in conjunction with the Prospectus, SAI and Summary Prospectus dated August 16, 2023, as supplemented, for the Fund, which provides information that you should know about the Fund before investing and should be retained for future references. These documents are available upon request and without charge by calling 1-(866) 898-6447.

Goose Hollow Multi-Strategy Income ETF | Goose Hollow Multi-Strategy Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GHMS